Long-Term Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Long-Term Employee Benefit Liabilities

Long-term employee benefit liabilities consist of:

	2017	2016
Defined benefit pension plans and other [a]	$264	$313
Termination and long service arrangements [b]	368	319
Retirement medical benefits plans [c]	31	29
Other long-term employee benefits	7	6

Long-term employee benefit obligations	$670	$667

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s defined benefit pension plans is as follows:

	2017	2016
Projected benefit obligation
Beginning of year	$624	$493
Current service cost	13	14
Interest cost	18	21
Actuarial losses and changes in actuarial assumptions	8	28
Benefits paid	(23)	(22)
Benefits paid – settlements [ii]	—	(32)
Acquisition	—	129
Gain on settlement	—	(5)
Foreign exchange	47	(2)

End of year	687	624

Plan assets at fair value [iii]
Beginning of year	330	326
Return on plan assets	33	22
Employer contributions [i]	82	19
Benefits paid	(18)	(17)
Benefits paid – settlements [ii]	—	(32)
Acquisition	—	8
Foreign exchange	16	4

End of year	443	330

Ending funded status	$244	$294

Amounts recorded in the consolidated balance sheet
Non-current asset [note 13]	$(23)	$(21)
Current liability	3	2
Non-current liability	264	313

Net amount	$244	$294

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(135)	$(144)

Net periodic benefit cost
Current service cost	$13	$14
Interest cost	18	21
Return on plan assets	(20)	(20)
Benefits paid – settlements [ii]	—	13
Actuarial losses	4	3

Net periodic benefit cost	$15	$31

[i]	During the fourth quarter of 2017, the Company contributed $60 million to fund the Company’s U.S. defined benefit pension plans.
[ii]

During the fourth quarter of 2016, the Company offered a limited lump-sum payout to certain terminated vested plan participants on its U.S. defined benefit pension plan. Under this offer, certain participants were able to voluntarily elect an early payout of their pension benefits, in the form of a lump-sum payment. The lump-sum payment was equal to the present value of the participant’s pension benefits. In connection with the partial settlement, payments of $32 million were distributed from existing defined benefit pension plan assets, and the Company recognized a $13 million non-cash settlement charge [note 3].

[iii]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2017 and the target allocation for 2018 is as follows:

	2018	2017
Equity securities	55-75%	50%
Fixed income securities	25-45%	35%
Cash and cash equivalents	0-15%	15%

	100%	100%

Future Benefit Payments
[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total
Expected employer contributions - 2018	$19	$10	$2	$31

Expected benefit payments:
2018	$23	$10	$2	$35
2019	23	11	2	36
2020	24	14	2	40
2021	25	15	2	42
2022	26	18	2	46
Thereafter	143	99	9	251

	$264	$167	$19	$450

Termination and Long Service Arrangements [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2017	2016
Discount rate	2.6%	2.9%
Rate of compensation increase	2.6%	2.7%

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s termination and long service arrangements is as follows:

	2017	2016
Projected benefit obligation
Beginning of year	$327	$295
Current service cost	20	20
Interest cost	7	8
Actuarial (gains) losses and changes in actuarial assumptions	(7)	15
Benefits paid	(11)	(11)
Acquisition	—	16
Foreign exchange	42	(16)

Ending funded status	$378	$327

Amounts recorded in the consolidated balance sheet
Current liability	$10	$8
Non-current liability	368	319

Net amount	$378	$327

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(73)	$(84)

Net periodic benefit cost
Current service cost	$20	$20
Interest cost	7	8
Actuarial losses	3	1

Net periodic benefit cost	$30	$29

Retirement Medical Benefits Plans [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2017	2016
Retirement medical benefit obligations	3.4%	3.8%
Net periodic benefit cost	3.8%	3.9%
Health care cost inflation	6.6%	7.0%

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s retirement medical benefits plans are as follows:

	2017	2016
Projected benefit obligation
Beginning of year	$31	$32
Interest cost	1	1
Actuarial losses (gains) and changes in actuarial assumptions	2	(1)
Benefits paid	(2)	(1)
Foreign exchange	1	—

Ending funded status	$33	$31

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2
Non-current liability	31	29

Net amount	$33	$31

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$1	$1
Unrecognized actuarial gains	8	11

Total accumulated other comprehensive income	$9	$12

Net periodic benefit cost
Interest cost	$1	$1
Actuarial gains	(1)	(1)

Net periodic benefit cost	$—	$—

Pension Plan, Defined Benefit [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2017	2016
Projected benefit obligation
Discount rate	2.9%	3.1%
Rate of compensation increase	2.6%	2.3%
Net periodic benefit cost
Discount rate	3.1%	3.2%
Rate of compensation increase	2.5%	2.4%

Expected return on plan assets	5.8%	5.8%